UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4983

Van Kampen Pennsylvania Tax Free Income Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	9/30

Date of reporting period:	6/30/06

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments June 30, 2006 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 101.0%
	Pennsylvania 98.5%
$1,260	Allegheny Cnty, PA Arpt Auth Pittsburgh Intl Arpt Rfdg (AMT) (FGIC Insd)	5.625%	01/01/10	$1,313,550
1,000	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ Proj (AMBAC Insd)	6.500	03/01/11	1,106,710
1,750	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ Proj Rfdg (AMBAC Insd)	5.500	03/01/20	1,933,715
3,000	Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon Univ	5.125	03/01/32	3,060,810
2,000	Allegheny Cnty, PA Hosp Dev Auth Rev Ser A (MBIA Insd) (a)	6.500	11/15/30	2,218,300
1,000	Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B	9.250	11/15/30	1,182,910
1,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)	6.625	09/01/24	998,310
2,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/15	2,137,580
1,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/16	1,069,670
1,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/17	1,067,070
1,220	Allegheny Cnty, PA Redev Auth Pittsburgh Mills Proj	5.600	07/01/23	1,258,162
1,260	Allegheny Cnty, PA Res Mtg Rev Single Family Ser TT (AMT) (GNMA Collateralized)	5.000	05/01/35	1,243,796
995	Allegheny Cnty, PA Res Mtg Single Family Ser MM (AMT) (GNMA Collateralized)	5.200	05/01/33	1,000,522
1,500	Allegheny Vly, PA Sch Dist Ser A (MBIA Insd)	5.000	11/01/28	1,535,325
1,620	Armstrong, PA Sch Dist (XLCA Insd) (b)	5.250	03/15/24	1,715,062
1,000	Bear Vly, PA Jt Auth Wtr Rev (FSA Insd)	5.000	05/01/29	1,017,600
1,400	Bear Vly, PA Jt Auth Wtr Rev (FSA Insd)	5.000	05/01/36	1,419,726
1,895	Berks Cnty, PA Muni Auth College Albright College Proj (b)	5.500	10/01/18	1,978,191
1,500	Bucks Cnty, PA Indl Dev Auth Ann’s Choice Inc Fac Ser A	6.125	01/01/25	1,551,420
1,000	Bucks Cnty, PA Indl Dev Auth Ann’s Choice Inc Fac Ser A	6.250	01/01/35	1,035,660
1,280	Bucks Cnty, PA Wtr & Swr Auth Neshaminy Interceptor Ser A (AMBAC Insd) (b)	5.375	06/01/16	1,360,589
1,050	Bucks Cnty, PA Wtr & Swr Auth Neshaminy Interceptor Ser A (AMBAC Insd)	5.375	06/01/17	1,113,746
1,500	Canon McMillan Sch Dist PA Ser B (FGIC Insd)	5.500	12/01/29	1,576,005
1,335	Catasauqua, PA Area Sch Dist (FSA Insd) (b)	5.000	02/15/28	1,370,337
1,000	Central Dauphin, PA Sch Dist (MBIA Insd)	6.000	02/01/19	1,128,590
1,000	Cheltenham Twp, PA (AMBAC Insd)	5.000	01/01/28	1,025,140
1,000	Chester Cnty, PA Indl Dev Auth Rev Collegium Charter Sch Proj Ser A (ACA Insd)	5.000	04/15/22	986,180
2,000	Chester Cnty, PA Indl Dev Auth Rev Collegium Charter Sch Proj Ser A (ACA Insd)	5.500	04/15/31	2,053,920
1,250	Cumberland Cnty, PA Muni Auth Dickinson College Ser A (AMBAC Insd) (Prerefunded @ 11/01/10)	5.500	11/01/30	1,327,575
1,200	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000	01/01/25	1,097,076
1,240	Delaware Cnty, PA Auth College Cabrini College (Radian Insd)	5.750	07/01/23	1,288,546
1,500	Delaware Cnty, PA Auth College Neumann College Rfdg	6.000	10/01/31	1,558,230
3,000	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser A (AMT) (FGIC Insd)	5.000	11/01/38	3,020,940
1,700	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser B (AMT) (FGIC Insd)	5.000	11/01/36	1,713,396
1,665	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser C (AMT) (FGIC Insd)	5.000	02/01/35	1,675,906

2,500	Delaware Cnty, PA Indl Dev Auth Wtr Fac PA Suburban Wtr (AMT) (AMBAC Insd)	5.350	10/01/31	2,577,125
3,535	Delaware Vly, PA Regl Fin Auth	5.750	07/01/17	3,882,950
1,000	Erie, PA Higher Ed Bldg Auth Mercyhurst College Proj Ser B Rfdg	5.000	03/15/23	988,550
2,115	Greater Johnstown, PA Sch Dist Ser B (MBIA Insd) (b)	5.375	08/01/15	2,248,012
720	Greensburg Salem, PA Sch Dist Rfdg (FGIC Insd)	5.375	09/15/16	768,154
1,415	Greensburg Salem, PA Sch Dist Rfdg (FGIC Insd)	5.375	09/15/17	1,507,725
760	Grove City, PA Area Hosp Auth Hlth Fac Rev Grove Manor Proj (Prerefunded @ 08/15/08)	6.625	08/15/29	799,368
2,500	Harrisburg, PA Pkg Auth Pkg Rev Gtd Ser P 1 (AMBAC Insd)	5.250	09/01/27	2,613,175
1,865	Harveys Lake Gen Muni Auth PA College Rev College Misericordia Proj (ACA Insd)	5.750	05/01/14	1,936,224
1,000	Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr Saint Annes Home	6.600	04/01/24	1,032,970
1,500	Lancaster, PA Higher Ed Auth College Rev Franklin & Marshall College	5.000	04/15/22	1,541,415
1,000	Lebanon Cnty, PA Hlth Fac Pleasant View Retirement Ser A	5.300	12/15/26	970,700
1,500	Lehigh Cnty, PA Gen Purp Auth Good Shepherd Group Ser A	5.625	11/01/34	1,550,460
1,980	Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Lukes Bethlehem	5.250	08/15/23	2,016,254
1,760	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Group Rfdg	6.000	11/01/23	1,677,878
1,085	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.300	06/01/28	1,006,142
515	Lycoming Cnty, PA Auth Hosp Lease Rev Divine Providence Sisters Ser A	6.500	07/01/22	515,268
1,095	Mercer Cnty, PA (FGIC Insd) (b)	5.500	10/01/17	1,166,712
1,500	Mifflin Cnty, PA Hosp Auth (Radian Insd)	6.200	07/01/25	1,626,975
1,000	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr	6.000	01/01/43	1,045,700
1,250	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Arcadia Univ (Radian Insd)	5.000	04/01/36	1,257,100
1,100	Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp Ser A	5.125	06/01/32	1,110,153
1,870	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Dickinson College Proj Ser FF1 (CIFG Insd)	5.000	05/01/28	1,912,917
1,100	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.125	02/01/28	1,157,244
1,000	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.250	02/01/35	1,050,020
1,190	Moon Area Sch Dist PA (FSA Insd)	5.000	11/15/25	1,228,140
2,000	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp Ser A	5.625	07/01/32	2,062,560
1,340	Muhlenberg, PA Sch Dist Ser A (FGIC Insd)	5.375	04/01/16	1,424,768
1,290	Northampton Twp, PA (FGIC Insd) (b)	5.375	05/15/16	1,364,459
1,000	Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Ser G Rfdg (AMT)	5.125	12/01/15	985,940
1,000	Pennsylvania Econ Dev Fin Auth Solid Waste Disp Rev Waste Management Inc Proj Ser A (AMT)	5.100	10/01/27	999,020
3,135	Pennsylvania Hsg Fin Agy Single Family Mtg Ser 74B (AMT)	5.250	04/01/32	3,169,610
990	Pennsylvania Hsg Fin Agy Single Family Mtg Ser 90A (AMT)	4.700	10/01/25	967,487
1,500	Pennsylvania Hsg Fin Agy Single Famly Mtg Rev Ser 94A (AMT) (c)	5.100	10/01/31	1,498,815
1,000	Pennsylvania St Higher Ed Fac Auth College & Univ Rev Allegheny College	4.750	05/01/31	963,910
2,500	Pennsylvania St Higher Ed Fac Auth College & Univ Rev Univ of the Arts Ser A (Radian Insd)	5.000	09/15/33	2,534,750
3,020	Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ	5.500	05/01/18	3,204,854
2,000	Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ	5.500	05/01/34	2,044,140
1,000	Pennsylvania St Higher Ed Fac Auth Rev Messiah College Ser AA3 (Radian Insd)	5.500	11/01/22	1,056,390

1,505	Pennsylvania St Higher Ed Fac Auth Rev Philadelphia Univ	5.500	06/01/20	1,567,759
1,095	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ (b)	5.500	01/01/19	1,153,933
2,000	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ	5.375	01/01/25	2,090,260
1,500	Pennsylvania St Higher Ed Fac Auth Rev Univ Sciences Philadelphia Ser A (XLCA Insd)	5.000	11/01/36	1,520,760
3,000	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A	6.000	01/15/31	3,233,700
2,000	Pennsylvania St Pub Sch Bldg Auth Lehigh Career & Technical Inst (FGIC Insd)	5.250	10/01/32	2,074,000
1,500	Pennsylvania St Tpk Commn Rev Ser A (AMBAC Insd)	5.000	12/01/26	1,549,110
2,000	Pennsylvania St Univ	5.000	09/01/35	2,043,400
1,500	Philadelphia, PA (FSA Insd)	5.250	09/15/25	1,551,660
1,000	Philadelphia, PA Arpt Rev Ser A (AMT) (MBIA Insd)	5.000	06/15/24	1,016,220
1,000	Philadelphia, PA Arpt Rev Ser A (AMT) (MBIA Insd)	5.000	06/15/25	1,014,040
6,000	Philadelphia, PA Auth Indl Dev Lease Rev Ser A (MBIA Insd)	5.375	02/15/27	6,157,380
2,505	Philadelphia, PA Auth Indl Dev Rev Coml Dev Rfdg	7.750	12/01/17	2,530,551
2,405	Philadelphia, PA Gas Wks Rev Drivers Ser 384 (Inverse Floating Rate) (Acquired 01/20/04, Cost $2,903,832) (FSA Insd) (d)	6.448	07/01/11	2,648,049
1,000	Philadelphia, PA Gas Wks Rev Third Ser (Prerefunded @ 08/01/11) (FSA Insd)	5.500	08/01/16	1,070,850
1,000	Philadelphia, PA Gas Wks Rev Third Ser (Prerefunded @ 08/01/11) (FSA Insd)	5.500	08/01/17	1,070,850
3,750	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)	*	03/15/11	3,086,325
3,775	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)	*	03/15/12	2,971,340
4,400	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)	*	03/15/13	3,299,296
2,000	Pittsburgh, PA Proj Ser-B Rfdg (FSA Insd)	5.250	09/01/17	2,141,780
2,250	Saint Mary Hosp Auth PA Hlth Sys Rev Ser B	5.375	11/15/34	2,320,695
1,000	Southcentral, PA Gen Auth Rev Hosp Hanover Hosp Inc (Radian Insd)	5.000	12/01/30	1,010,060
1,000	State Pub Sch Bldg Auth PA Sch Rev Colonial Inter Unit 20 (FGIC Insd)	5.000	05/15/30	1,021,880
2,000	Sto-Rox Sch Dist PA (Prerefunded @ 12/15/10) (MBIA Insd)	5.800	06/15/30	2,151,120
2,500	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser A (AMT) (AMBAC Insd)	5.500	01/01/19	2,621,650
2,350	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser D	5.375	01/01/18	2,364,711
1,500	Unity Twp, PA Muni Auth Swr Rev (FSA Insd)	5.000	12/01/24	1,545,135
1,660	Upper St Clair Twp PA Sch Dist (FSA Insd)	5.375	07/15/15	1,770,755
1,200	Upper St Clair Twp PA Sch Dist (FSA Insd)	5.375	07/15/17	1,276,836
2,500	Washington Cnty, PA Ser A (AMBAC Insd)	5.125	09/01/27	2,569,375
2,045	West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj	6.250	01/01/32	2,141,135
2,500	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone A	5.750	01/01/26	2,551,325
900	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone A	5.875	01/01/32	913,410
2,420	Westmoreland Cnty, PA Muni Auth Drivers Ser 1228 (Inverse Floating Rate) (Acquired 12/19/05, Cost $2,791,978) (FSA Insd) (d)	6.197	08/15/13	2,670,131
				184,323,780

	Guam 0.6%
1,000	Guam Govt Wtr Wks Auth Wtr & Wastewtr Sys Rev	6.000	07/01/25	1,056,570

	Puerto Rico 1.9%
1,500	Childrens Tr Fd PR Tob Settlement Rev Asset Bkd Bds	5.500	05/15/39	1,527,375
2,000	Childrens Tr Fd PR Tob Settlement Rev Asset Bkd Bds	5.625	05/15/43	2,047,000
				3,574,375

Total Investments 101.0% (Cost $183,763,703)	188,954,725

Liabilities in Excess of Other Assets (1.0%)	(1,925,964)

Net Assets 100.0%	$187,028,761

Percentages are calculated as a percentage of net assets.
*		Zero coupon bond
(a)		All or a portion of this security has been physically segregated in connection with open futures contracts.
(b)		The Fund owns 100% of the outstanding bond issuance.
(c)		Security purchased on a when-issued or delayed delivery basis.
(d)

These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.8% of net assets.

ACA	-	American Capital Access
AMBAC	-	AMBAC Indemnity Corp.
AMT	-	Alternative Minimum Tax
CIFG	-	CDC IXIS Financial Guaranty
FGIC	-	Financial Guaranty Insurance Co.
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
MBIA	-	Municipal Bond Investors Assurance Corp.
Radian	-	Radian Asset Assurance
XLCA	-	XL Capital Assurance Inc.

Futures Contracts outstanding as of June 30, 2006:

		Unrealized
		Appreciation/
	Contracts	Depreciation
Short Contracts:

U.S. Treasury Notes 10-Year Futures September 2006 (Current Notional Value of $104,859 per contract)	189	$11,721

Swap agreements outstanding as of June 30, 2006:

Interest Rate Swap

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation/ Depreciation
JP Morgan Chase Bank, N.A.	USD-BMA Municipal Swap Index	Receive	4.480%	09/28/26	$510	$(4,313)
JP Morgan Chase Bank, N.A.	USD-BMA Municipal Swap Index	Receive	4.249	09/28/16	1,420	(8,328)
JP Morgan Chase Bank, N.A.	USD-BMA Municipal Swap Index	Receive	4.474	10/03/26	6,340	(48,166)
						$(60,807)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a)           A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)           A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pennsylvania Tax Free Income Fund

By:	/s/ Ronald E. Robison

Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison

Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 10, 2006

By:	/s/ Phillip G. Goff

Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 10, 2006